CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 416,674	$ 345,414
Accounts receivable, trade	5,568	467
Due from related party	263	0
Inventories	4,808	4,068
Prepaid expenses and other assets	2,320	1,650
Prepaid charter revenue	3,058	3,050
Total current assets	432,691	354,649
FIXED ASSETS:
Advances for vessels under construction and acquisitions and other vessel costs	63,440	35,280
Vessels	1,292,237	1,355,644
Accumulated depreciation	(245,518)	(194,794)
Vessels' net book value	1,046,719	1,160,850
Property and equipment, net	21,659	21,842
Total fixed assets	1,131,818	1,217,972
OTHER NON-CURRENT ASSETS:
Deferred charges, net	4,769	4,359
Prepaid charter revenue, non-current	5,351	8,409
Investment in Diana Containerships Inc.	29,842	0
Total Assets	1,604,471	1,585,389
CURRENT LIABILITIES:
Current portion of long-term debt	27,700	7,320
Accounts payable, trade and other	7,127	5,759
Due to related parties	226	279
Accrued liabilities	4,751	5,329
Deferred revenue, current portion	8,136	13,662
Other current liabilities	155	161
Total current liabilities	48,095	32,510
Long-term debt, non-current portion	345,638	376,303
Deferred Revenue, non-current portion	0	4,227
Other non-current liabilities	830	1,428
Fair value of derivative instruments	1,030	991
Commitments and contingencies	0	0
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 25,000,000 shares authorized, none issued	0	0
Common stock, $0.01 par value; 200,000,000 shares authorized and 82,419,417 and 81,955,813 issued and outstanding at December 31,2011 and 2010, respectively	824	820
Additional paid-in capital	915,404	908,467
Other comprehensive income / (loss)	(112)	(16)
Retained earnings	292,762	222,246
Stockholders' equity of Diana Shipping Inc.	1,208,878	1,131,517
Non-controlling interests	0	38,413
Total stockholders equity	1,208,878	1,169,930
Total liabilities and stockholders' equity	$ 1,604,471	$ 1,585,389